Leases - Schedule of lease liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Lease liabilities [abstract]
Current lease liabilities	£ (106)	£ (107)
Current finance lease liability			£ (43)
Non-current lease liabilities	(364)	(272)
Non-current finance lease liabilities			(85)
Lease liabilities	£ (470)	£ (379)
Finance lease liabilities			£ (128)